Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
The Tax-Exempt Bond Fund of America® Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class R-6
Account Value	$ 13,072	$ 12,408	$ 12,314	$ 13,242	$ 12,690	$ 12,121	$ 11,331	$ 11,125			$ 11,108	$ 10,386	$ 10,000
The Tax-Exempt Bond Fund of America® Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class F-3
Account Value	$ 12,165	11,547	11,459	12,324	11,810	11,280	10,545	10,354		$ 10,000
The Tax-Exempt Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class F-2
Account Value	$ 12,931	12,287	12,207	13,142	12,607	12,054	11,281	11,088			11,085	10,376	10,000
The Tax-Exempt Bond Fund of America - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class F-1
Account Value	$ 12,598	12,003	11,955	12,904	12,411	11,898	11,163	11,000			11,024	10,349	10,000
The Tax-Exempt Bond Fund of America - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class T (with sales charge)
Account Value	$ 11,670	11,080	10,996	11,830	11,340	10,836	10,134	9,952	$ 9,750
The Tax-Exempt Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class C (with sales charge)
Account Value	$ 11,969	11,394	11,340	12,322	11,930	11,512	10,873	10,786			10,882	10,280	10,000
The Tax-Exempt Bond Fund of America - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Bond Fund of America — Class A (with sales charge)
Account Value	$ 12,257	11,668	11,613	12,523	12,035	11,528	10,803	10,633			10,643	9,975	9,627
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,033	$ 11,214	$ 11,104			$ 11,075	$ 10,356	$ 10,000